LEASES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) EXTENSIONOPTION	Nov. 25, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024
Lessor, Lease, Description [Line Items]
Number of options to extend | EXTENSIONOPTION	1
Amount of leases	$ 2
Lease agreement period				22 years
Expected commencement period of lease	18 months
Operating lease, right-of-use asset	$ 58	$ 16	$ 43
Operating lease liability	67	$ 17
First Energy [Member]
Lessor, Lease, Description [Line Items]
Amount of leases	14
Operating lease, right-of-use asset	276		$ 228
Operating lease liability	$ 287
Minimum
Lessor, Lease, Description [Line Items]
Renewal term of lease yet to be commenced	1 year
Operating lease, term of contract	5 years
Minimum | First Energy [Member]
Lessor, Lease, Description [Line Items]
Operating lease, term of contract	5 years
Maximum
Lessor, Lease, Description [Line Items]
Renewal term of lease yet to be commenced	40 years
Operating lease, term of contract	20 years
Maximum | First Energy [Member]
Lessor, Lease, Description [Line Items]
Operating lease, term of contract	20 years